Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Current assets:
Cash	$ 217,450,000	$ 246,984,000	$ 137,070,000
Restricted cash	105,000	105,000	0
Prepaid expenses and other current assets	15,411,000	12,189,000	5,412,000
Total current assets	232,966,000	259,278,000	142,482,000
Non-current assets:
Property and equipment, net	19,968,000	13,528,000	6,180,000
Long-term deposits	1,276,000	0	0
Intangible assets, net	0	399,000	0
Total assets	254,210,000	273,205,000	148,662,000
Current liabilities:
Accounts payable	2,022,000	3,036,000	1,946,000
Accrued expenses and other liabilities	19,054,000	14,103,000	3,087,000
Total current liabilities	21,076,000	17,139,000	5,033,000
Non-current liabilities:
Long-term lease incentive obligation	207,000	221,000	265,000
Other long-term payables	285,000	380,000	763,000
Total liabilities	21,568,000	17,740,000	6,061,000
Shareholders' equity:
Additional paid-in capital	361,311,000	357,918,000	194,351,000
Accumulated other comprehensive loss	(15,488,000)	(9,920,000)	(3,849,000)
Accumulated deficit	(113,301,000)	(92,653,000)	(47,902,000)
Total shareholders' equity	232,642,000	255,465,000	142,601,000
Total liabilities and shareholders' equity	254,210,000	273,205,000	148,662,000
Ordinary shares
Shareholders' equity:
Shares value	2,000	2,000	1,000
Deferred Shares
Shareholders' equity:
Shares value	0	0	0
Deferred B shares
Shareholders' equity:
Shares value	118,000	118,000	0
Deferred C shares
Shareholders' equity:
Shares value	$ 0	$ 0	$ 0